Cover	Mar. 26, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2022
Entity Registrant Name	TrueCar, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36449
Entity Tax Identification Number	04-3807511
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90401
City Area Code	800
Local Phone Number	200-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TRUE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001327318
Amendment Flag	false